Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryforwards				¥ 5,102,537	$ 37,521
Unrecognized tax benefits | ¥				¥ 0
Unrecognized tax benefits, income tax penalties and interest expense | $	$ 0	$ 0	$ 0
Percentage of likelihood that tax benefit shall be sustained	50.00%